Balances and Transactions With Related Parties and Key Officers (Schedule of Balances of Key Officers of the Company) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Professional fee	$ 2,269	$ 2,189	$ 2,589
Key Officer [Member]
Disclosure of transactions between related parties [line items]
Professional fee	$ 759	$ 518